Event After the Reporting Period	12 Months Ended
Dec. 31, 2018
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Event After the Reporting Period
43.	EVENT AFTER THE REPORTING PERIOD

The Company, China Telecommunications Corporation and China Communications Services Corporation Limited (“CCS”, a subsidiary of China Telecommunications Corporation) entered into an agreement (“Capital Contribution Agreement”) on June 22, 2018 and jointly established China Telecom Group Finance Co., Ltd. (“China Telecom Finance”), a non-banking financial institution legally established with the approval of China Banking and Insurance Regulatory Commission, providing capital and financial management services to the member units of China Telecommunications Corporation, on January 8, 2019. Pursuant to the Capital Contribution Agreement, the registered share capital of China Telecom Finance is RMB5,000.

The Company, China Telecommunications Corporation and CCS respectively contributed RMB3,500, RMB750 and RMB750, which respectively represented 70%, 15% and 15% of the total registered capital of China Telecom Finance. As the Company holds 70% of the issued share capital of China Telecom Finance, China Telecom Finance is a subsidiary of the Company.